Credit Facilities - Long-term loan bank And Additional Information (Details)	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Aug. 12, 2020 USD ($)	Aug. 12, 2020 CNY (¥)
Line of Credit Facility [Line Items]
Interest expense	$ 294,139	$ 167,097
Interest expense of loans - related parties	62,635	51,770	$ 11,403
Continuing operations
Line of Credit Facility [Line Items]
Interest expense	291,541	167,097	0
Discontinued operations.
Line of Credit Facility [Line Items]
Long term bank loan	850,808	777,558
Interest expense	1,518,593	1,609,544	$ 823,551
Interest expense of loans - related parties	$ 62,635	11,403
Chongqing Dadukou Rongxing Village & Township Bank
Line of Credit Facility [Line Items]
Weighted average interest rate	12.00%
Long term bank loan	$ 850,808	$ 777,558
Aggregate amount to be repaid due to suit				$ 1,000,000.0	¥ 6,629,447
Principal portion of amount to be repaid due to suit				800,000	5,493,839
Interest portion of amount to be repaid due to suit				$ 200,000	¥ 1,135,608